Fresh-Start Reporting - Cumulative impact of the reorganization adjustments (Details)-10K - USD ($) $ in Thousands	3 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Reorganization, Chapter 11 [Line Items]
Provision for income taxes	$ 22,337	$ 3,057